Document and Entity Information	Aug. 06, 2019
Document and Entity Information
Document Type	8-K
Document Period End Date	Aug. 06, 2019
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Registrant Name	NCR CORP
Entity Central Index Key	0000070866